Contingencies	12 Months Ended
Jun. 30, 2022
Contingencies [Abstract]
Contingencies
21.	Contingencies

The Company’s E&E activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally becoming more restrictive. As at June 30, 2022, the Company believes its operations are materially in compliance with all applicable laws and regulations. The Company expects to make future expenditures to comply with such laws and regulations.